Cash and cash equivalents (Details Narrative) - EUR (€) € in Thousands		12 Months Ended
	Nov. 26, 2024	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Macquarie non-cash conversions		€ 574	€ 916
Keystone note conversion		€ 1,939
Commitment shares		13,890
Commitment shares value		€ 306
Non-cash consideration for the acquisition			€ 14,626
Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Non-cash consideration for the acquisition	€ 14,626